COMMITMENTS AND CONTINGENCIES - Purchase commitments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES
2021	$ 558
2022	475
2023	340
2024	342
2025	122
2026 and thereafter	2,791
Total	$ 4,628